Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

The Company evaluated material events occurring between the end of our fiscal year, March 31, 2016, and through the date when the consolidated financial statements were available to be issued for disclosure consideration.

On January 20, 2016, the holders of the convertible promissory note dated June 30, 2014 converted $2,388 of principal and accrued interest into 119,418 shares of common stock.

Note 13. Subsequent Events

On May 29, 2015, the Company reincorporated from Florida to Nevada.  See Note 1.

On June 1, 2015, the holder of the convertible promissory note issued on December 31, 2014 in the amount of $125,059 elected to convert principal and accrued interest of $130,267 into 6,513,344 shares of common stock of the Company.

On June 6, 2015, the holder of the convertible promissory note issued on June 30, 2014 in the amount of $62,980 elected to convert principal and accrued interest of $13,600 into 680,000 shares of common stock of the Company.